UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 10, 2011


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $2,235,174 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
ABBOTT LABS			COMMON		002824100   47728   996200 SH		SOLE			0   964600   31600
AUTOMATIC DATA PROCESSIN	COMMON		053015103  167151  3611733 SH		SOLE			0  3480233  131500
AVON PRODS INC			COMMON		054303102   76677  2638583 SH		SOLE			0  2543933   94650
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   41672   520184 SH		SOLE			0   501234   18950
COCA COLA CO			COMMON		191216100  142388  2164933 SH		SOLE			0  2086633   78300
CONOCOPHILLIPS			COMMON		20825C104   40699   597633 SH		SOLE			0   575633   22000
DISNEY WALT CO			COM DISNEY	254687106  146218  3898114 SH		SOLE			0  3763040  135074
GENERAL ELEC CO			COMMON		369604103   39460  2157453 SH		SOLE			0  2078853   78600
GOLDMAN SACHS GROUP INC		COMMON		38141G104  150461   894750 SH		SOLE			0   862600   32150
INTERNATIONAL BUSINESS M	COMMON		459200101  211576  1441649 SH		SOLE			0  1389499   52150
JOHNSON & JOHNSON		COMMON		478160104  143238  2315900 SH		SOLE			0  2231300   84600
LOWES COS INC			COMMON		548661107  140920  5618833 SH		SOLE			0  5420933  197900
MICROSOFT CORP			COMMON		594918104  124367  4456000 SH		SOLE			0  4294900  161100
PEPSICO INC			COMMON		713448108   97787  1496817 SH		SOLE			0  1442467   54350
PROCTER & GAMBLE CO		COMMON		742718109  178284  2771400 SH		SOLE			0  2670800  100600
SCHLUMBERGER LTD		COMMON		806857108  106475  1275150 SH		SOLE			0  1228400   46750
STRYKER CORP			COMMON		863667101   70710  1316766 SH		SOLE			0  1271666   45100
3M CO				COMMON		88579Y101  106120  1229667 SH		SOLE			0  1185167   44500
WAL MART STORES INC		COMMON		931142103  133072  2467500 SH		SOLE			0  2378700   88800
WELLS FARGO & CO NEW		COMMON		949746101   70169  2264233 SH		SOLE			0  2181133   83100

